Matthews Asia Growth Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.6%

	Shares	Value

CHINA/HONG KONG: 38.1%
Tencent Holdings, Ltd.	620,600	$30,328,302
Alibaba Group Holding, Ltd.[b]	2,219,200	28,107,269
Shenzhen Inovance Technology Co., Ltd. A Shares	2,407,612	24,660,763
Innovent Biologics, Inc.[b,c,d]	5,108,000	22,911,990
BeiGene, Ltd. ADR[b]	100,422	21,643,954
H World Group, Ltd.[b]	4,371,700	21,399,299
JD.com, Inc. A Shares	539,785	11,786,852
Wuxi Biologics Cayman, Inc.[b,c,d]	1,901,000	11,713,889
Hangzhou Tigermed Consulting Co., Ltd. H Shares[c,d]	1,074,200	10,120,801
Medlive Technology Co., Ltd.[c,d]	6,873,500	9,495,077
Meituan B Shares[b,c,d]	498,660	9,046,797
Silergy Corp.	512,000	8,128,813
PDD Holdings, Inc. ADR[b]	86,997	6,603,072
BYD Co., Ltd. H Shares	215,000	6,324,473
JD Health International, Inc.[b,c,d]	803,350	5,956,813
RemeGen Co., Ltd. H Shares[b,c,d]	991,000	5,293,584
InnoCare Pharma, Ltd.[b,c,d]	4,863,000	5,185,223

Total China/Hong Kong		238,706,971

JAPAN: 35.2%
Daiichi Sankyo Co., Ltd.	774,400	28,248,289
Sony Group Corp.	263,900	24,036,905
Keyence Corp.	42,800	20,976,655
Hitachi, Ltd.	369,300	20,296,983
Japan Elevator Service Holdings Co., Ltd.	1,194,100	19,489,574
Shin-Etsu Chemical Co., Ltd.	520,500	16,895,976
Sumitomo Mitsui Financial Group, Inc.	312,100	12,489,485
Kyoritsu Maintenance Co., Ltd.	307,500	12,434,607
SoftBank Group Corp.	239,600	9,419,519
SHIFT, Inc.[b]	52,100	9,318,703
Unicharm Corp.	209,700	8,619,876
OBIC Business Consultants Co., Ltd.	182,000	6,894,805
Asahi Intecc Co., Ltd.	375,500	6,634,430
Amvis Holdings, Inc.	270,300	6,294,501
giftee, Inc.[b]	349,100	6,125,936
Sega Sammy Holdings, Inc.	255,400	4,854,561
Sosei Group Corp.[b]	260,500	4,467,643
Nintendo Co., Ltd.	81,000	3,146,170

Total Japan		220,644,618

INDIA: 10.1%
HDFC Bank, Ltd.	1,372,120	26,988,013
Bajaj Finance, Ltd.	169,997	11,664,290
Maruti Suzuki India, Ltd.	92,274	9,331,540
Reliance Industries, Ltd.	308,978	8,785,662
Dabur India, Ltd.	955,965	6,347,606

Total India		63,117,111

INDONESIA: 4.9%
PT Bank Rakyat Indonesia Persero Tbk	92,637,400	29,352,420

	Shares	Value

PT Mayora Indah Tbk	6,286,500	$1,121,045

Total Indonesia		30,473,465

AUSTRALIA: 4.3%
CSL, Ltd.	92,928	17,997,405
Woodside Energy Group, Ltd.	397,612	8,882,715

Total Australia		26,880,120

UNITED STATES: 3.0%
Legend Biotech Corp. ADR[b]	394,126	19,004,756

Total United States		19,004,756

SINGAPORE: 1.7%
Sea, Ltd. ADR[b]	120,393	10,420,014

Total Singapore		10,420,014

VIETNAM: 0.7%
Vietnam Dairy Products JSC	1,274,010	4,046,743

Total Vietnam		4,046,743

NEW ZEALAND: 0.6%
Xero, Ltd.[b]	65,813	3,991,653

Total New Zealand		3,991,653

TOTAL INVESTMENTS: 98.6%		617,285,451
(Cost $612,903,244)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.4%		8,880,597

NET ASSETS: 100.0%		$626,166,048

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2023, the aggregate value is $79,724,174, which is 12.73% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

JSC	Joint Stock Co.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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